Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Consultancy fees	$ (629)
Office rent	(1,025)	$ 0	$ 0
Voyage expenses	(3,350)	(1,997)	(773)
Management fee expense	(8,436)	(158)	0
Management fee income	251	2,346	1,598
Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Commission on sale of vessel	0	0	(90)
Management fee expense	0	(158)	0
Management fee income	0	188	0
Executive directors
Related Party Transaction [Line Items]
Consultancy fees	(633)	(1,516)	(528)
Non-executive directors
Related Party Transaction [Line Items]
Compensation	(160)	(191)	(114)
Combine Marine Ltd.
Related Party Transaction [Line Items]
Office rent	(35)	(42)	(41)
Interchart
Related Party Transaction [Line Items]
Voyage expenses	(3,350)	(1,997)	(773)
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Management fee expense	(451)	(35)	0
Excel Vessel Bridge Facility
Related Party Transaction [Line Items]
Interest expense	(220)	(1,659)	0
Managed Vessels of Oceanbulk Shipping LLC
Related Party Transaction [Line Items]
Management fee income	0	1,390	823
Product Shipping & Trading S.A.
Related Party Transaction [Line Items]
Management fee income	$ 0	$ 62	$ 242